Note 33 - Employee Benefits - Awards Granted Released and Remaining (Detail) - DB Equity Plans [Domain Member] - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 7.2	€ 6.34
Weighted average share price at release in year	7.79	7.6
Weighted average remaining contractual life in years	€ 2	€ 2